Monthly Rebalance NASDAQ-100 2x Strategy Fund Investment Objectives and Goals - Class A and Class C [Member] - Monthly Rebalance NASDAQ-100 2x Strategy Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Monthly Rebalance NASDAQ-100® 2x Strategy FundIMPORTANT INFORMATION ABOUT THE FUNDThe Monthly Rebalance NASDAQ-100® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks calendar month leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified. The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time longer than a full calendar month. This means that the return of the Fund for a period longer than a full calendar month will be the result of each calendar month's compounded return over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period different than a full calendar month (whether for a period shorter than or longer than a full calendar month) will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark for the full calendar month.The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking monthly leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a calendar month basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time different than a full calendar month.